Leases - Lease Liabilities (Details) - SEK (kr) kr in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases
Non-current lease liabilities	kr 878	kr 3,584
Current lease liabilities	3,908	2,486
Total lease liabilities	kr 4,786	kr 6,070